LOANS AND NOTES PAYABLE - Assets Posted as Collateral (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Assets posted as collateral - Digital intangible assets	$ 166,490	$ 194,306
Less: Allowance for credit losses	(446)	(554)
Assets posted as collateral associated with digital asset loans payable	$ 166,044	193,752
Galaxy Digital Holdings, LP
Debt Instrument [Line Items]
Assets posted as collateral - Digital intangible assets		194,306	$ 67,767
Less: Allowance for credit losses		(554)	0
Assets posted as collateral associated with digital asset loans payable		$ 193,752	$ 67,767